Segment information (Details) Number in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) Number	Dec. 31, 2017 USD ($) Number	Dec. 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($)
Disclosure of Segment information [Line Items]
Revenue		$ 601,161	$ 330,122	$ 192,670
Sale of crude oil		545,490	279,162	145,193
Sale of gas		55,671	50,960	47,477
Royalties		(71,836)	(28,697)	(11,497)
Transportation costs		2,638	864	3,559
Share-based payment		5,446	4,075	3,367
Operating profit (loss)		256,492	78,996	(28,613)
Depreciation		(92,240)	(74,885)	(75,774)
Reversal (recognition) of impairment losses		(4,982)	0	$ (5,664)	$ 149,574
Total assets		$ 862,660	$ 786,163
Employees at year end | Number		457	405	345
Other Segments [Member]
Disclosure of Segment information [Line Items]
Revenue		$ 601,161	$ 330,122	$ 192,670
Sale of crude oil		545,490	279,162	145,193
Sale of gas		55,671	50,960	47,477
Realized loss on commodity risk management contracts		(26,098)	(2,148)	514
Production and operating costs		(174,260)	(98,987)	(67,235)
Royalties		(71,836)	(28,697)	(11,497)
Transportation costs		(2,628)	(2,969)	(2,281)
Share-based payment		(878)	(457)	(622)
Other operating costs		(98,918)	(66,864)	(52,835)
Operating profit (loss)		256,492	78,996	(28,613)
Operating netback		397,658	228,308	122,147
Adjusted EBITDA		330,556	175,776	78,321
Depreciation		(92,240)	(74,885)	(75,774)
Reversal (recognition) of impairment losses		4,982		5,664
Write-off		(26,389)	(5,834)	(31,366)
Total assets		$ 862,660	$ 786,163	$ 640,540
Employees (average) | Number		445	379	341
Employees at year end | Number		457	405	345
Chile [Member]
Disclosure of Segment information [Line Items]
Revenue		$ 37,359	$ 32,738	$ 36,723
Sale of crude oil		17,402	15,873	18,774
Sale of gas		19,957	16,865	17,949
Realized loss on commodity risk management contracts		0	0	0
Production and operating costs		(21,899)	(20,999)	(22,169)
Royalties		(1,473)	(1,314)	(1,495)
Transportation costs		(1,250)	(1,211)	(1,170)
Share-based payment		(226)	(170)	(138)
Other operating costs		(18,950)	(18,304)	(19,366)
Operating profit (loss)		(29,139)	(19,675)	(44,969)
Operating netback		15,153	11,222	13,696
Adjusted EBITDA		8,784	4,070	5,159
Depreciation		(28,203)	(23,730)	(31,355)
Reversal (recognition) of impairment losses	[1]	(6,549)	0	0
Write-off		(6,121)	(546)	(19,389)
Total assets		$ 276,449	$ 301,931	$ 317,969
Employees (average) | Number		101	102	102
Employees at year end | Number		100	102	102
Brazil [Member]
Disclosure of Segment information [Line Items]
Revenue		$ 30,053	$ 34,238	$ 29,719
Sale of crude oil		1,198	910	688
Sale of gas		28,855	33,328	29,031
Realized loss on commodity risk management contracts		0	0	0
Production and operating costs		(8,785)	(10,737)	(8,459)
Royalties		(2,820)	(3,134)	(2,721)
Transportation costs		0	0	0
Share-based payment		(37)	(39)	(71)
Other operating costs		(5,928)	(7,564)	(5,667)
Operating profit (loss)		4,370	4,434	(645)
Operating netback		21,306	23,540	21,356
Adjusted EBITDA		17,908	20,166	17,487
Depreciation		(10,395)	(10,809)	(12,974)
Reversal (recognition) of impairment losses		0		0
Write-off		(2,020)	(2,978)	(4,583)
Total assets		$ 70,424	$ 91,604	$ 99,904
Employees (average) | Number		12	12	10
Employees at year end | Number		12	12	10
Colombia [Member]
Disclosure of Segment information [Line Items]
Revenue		$ 497,870	$ 263,076	$ 126,228
Sale of crude oil		496,341	262,309	125,731
Sale of gas		1,529	767	497
Realized loss on commodity risk management contracts		(26,098)	(2,148)	514
Production and operating costs		(118,533)	(66,913)	(36,607)
Royalties		(62,710)	(24,236)	(7,281)
Transportation costs		(1,258)	(1,678)	(1,111)
Share-based payment		(461)	(248)	(413)
Other operating costs		(54,104)	(40,751)	(27,802)
Operating profit (loss)		309,357	116,290	31,463
Operating netback		352,672	194,013	87,523
Adjusted EBITDA		319,447	168,303	66,921
Depreciation		(42,721)	(40,010)	(31,148)
Reversal (recognition) of impairment losses	[2]	11,531	0	5,664
Write-off		(17,665)	(1,625)	(7,394)
Total assets		$ 383,450	$ 288,429	$ 182,784
Employees (average) | Number		182	164	138
Employees at year end | Number		178	180	146
Peru [Member]
Disclosure of Segment information [Line Items]
Revenue		$ 0	$ 0	$ 0
Sale of crude oil		0	0	0
Sale of gas		0	0	0
Realized loss on commodity risk management contracts		0	0	0
Production and operating costs		0	0	0
Royalties		0	0	0
Transportation costs		0	0	0
Share-based payment		0	0	0
Other operating costs		0	0	0
Operating profit (loss)		(4,529)	(3,850)	(3,147)
Operating netback		0	0	41
Adjusted EBITDA		(7,077)	(3,505)	(2,607)
Depreciation		(245)	(139)	(130)
Reversal (recognition) of impairment losses		0		0
Write-off		0	0	0
Total assets		$ 35,817	$ 22,099	$ 5,020
Employees (average) | Number		27	13	11
Employees at year end | Number		28	19	10
Argentina [Member]
Disclosure of Segment information [Line Items]
Revenue		$ 35,879	$ 70	$ 0
Sale of crude oil		30,549	70	0
Sale of gas		5,330	0	0
Realized loss on commodity risk management contracts		0	0	0
Production and operating costs		(25,043)	(338)	0
Royalties		(4,833)	(13)	0
Transportation costs		(120)	(80)	0
Share-based payment		(154)	0	0
Other operating costs		(19,936)	(245)	0
Operating profit (loss)		(6,739)	(3,430)	370
Operating netback		8,527	(467)	(378)
Adjusted EBITDA		4,576	(2,183)	1,848
Depreciation		(10,640)	(159)	(150)
Reversal (recognition) of impairment losses		0		0
Write-off		(583)	(685)	0
Total assets		$ 87,259	$ 30,924	$ 6,071
Employees (average) | Number		121	88	80
Employees at year end | Number		137	92	77
Corporate [Member]
Disclosure of Segment information [Line Items]
Revenue		$ 0	$ 0	$ 0
Sale of crude oil		0	0	0
Sale of gas		0	0	0
Realized loss on commodity risk management contracts		0	0	0
Production and operating costs		0	0	0
Royalties		0	0	0
Transportation costs		0	0	0
Share-based payment		0	0	0
Other operating costs		0	0	0
Operating profit (loss)		(16,828)	(14,773)	(11,685)
Operating netback		0	0	(91)
Adjusted EBITDA		(13,082)	(11,075)	(10,487)
Depreciation		(36)	(38)	(17)
Reversal (recognition) of impairment losses		0		0
Write-off		0	0	0
Total assets		$ 9,261	$ 51,176	$ 28,792
Employees (average) | Number		2	0	0
Employees at year end | Number		2	0	0

[1]	Recognition of impairment loss due to the termination of the sales agreement for the TdF’s blocks, with no renovation in place as of the date of these consolidated financial statements.
[2]	Reversal of impairment losses due to increases in estimated market prices and improvements in cost structure, and also the known fair value less costs of disposal of the La Cuerva and Yamu Blocks (see Note 35.2).